Consolidated Statements of Changes in Equity - USD ($)		Common Stock Class A		Common Stock Class B		Subscription Receivable	Additional paid-in capital	Retained earnings	Total
Balance at Dec. 31, 2023		$ 763	[1]	$ 1,237	[1]	$ (2,000)	$ 769,544	$ 1,535,618	$ 2,305,162
Balance (in Shares) at Dec. 31, 2023	[1]	7,634,560		12,365,440
Net income			[1]		[1]			861,970	861,970
Capital contribution			[1]		[1]	2,000			2,000
Acquisition of subsidiary			[1]		[1]		(190,000)		(190,000)
Balance at Dec. 31, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,397,588	2,979,132
Balance (in Shares) at Dec. 31, 2024	[1]	7,634,560		12,365,440
Net income			[1]		[1]			1,048,421	1,048,421
Balance at Dec. 31, 2025		$ 763	[1]	$ 1,237	[1]		$ 579,544	$ 3,446,009	$ 4,027,553
Balance (in Shares) at Dec. 31, 2025	[1]	7,634,560		12,365,440

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).